Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
At 1 January	$ 650	$ 459
Additions	183	237
Recognised as a deduction to revenue	(52)	(43)
Impairment reversals (note 6)	0	3
Repayments	(2)	0
Exchange and other adjustments	19	(6)
At 31 December	798	650
Analysed as:
Current contract assets	47	38
Non-current contract assets	751	612
Total contract assets	$ 798	$ 650